Note 6 - Related Party Transactions - Expenses (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Statement Line Items [Line Items]
Professional fees	$ 134,169	$ 120,000	$ 120,000
Research and development	1,733,217	522,419	575,396
Share-based compensation included in consulting fees	72,402	0	0
Share-based compensation included in directors’ compensation	554,839	493,793	1,156,523
Share-based compensation included in research and development	1,355,932	128,805	32,390
Key management personnel compensation	$ 3,850,559	$ 1,265,017	$ 1,884,309